General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
General and Administrative Expenses [Abstract]
Payroll and welfare expenses	$ 236,726	$ 273,580	$ 828,341
Professional fees	1,055,395	643,053	617,365
Impairment for property, plant and equipment and construction in process			422,924
Impairment for Long-Term Deposit		1,006,052
Estimated credit loss provision for doubtful accounts	128,265	263,972	283,234
Research and development expenses	178,765	191,393	184,194
Employee stock incentive expense	5,305,739
Others	222,560	379,997	299,564
Total general and administrative expenses	$ 7,127,450	$ 2,758,047	$ 2,635,622